Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows - operating activities:
Net income (loss)	$ (1,802)	$ (3,530)	$ 515
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	1,707	1,656	1,553
Deferred income tax expense (benefit) - net	(1,116)	534	324
Unrealized net gain from mark-to-market valuations of commodity positions	(58)	(1,221)	(1,225)
Unrealized net (gain) loss from mark-to-market valuations of interest rate swaps (Note 9)	812	207	(696)
Amortization of debt related costs, discounts, fair value discounts and losses on dedesignated cash flow hedges (Note 19)	227	226	324
Accretion expense related to asset retirement and mining reclamation obligations	48	57	59
Impairment of goodwill (Note 4)	0	4,100	70
Impairment of emissions allowances intangible assets (Note 3)	418	0	0
Debt extinguishment gains (Note 9)	0	(687)	0
Effect of Parent's payment of interest on pushed-down debt	81	231	265
Interest expense on toggle notes payable in additional principal (Notes 9 and 19)	166	217	207
Gain on termination of long-term power sales contract (Note 7)	0	(116)	0
Bad debt expense (Note 8)	56	108	116
Third-party fees related to debt amendment and extension transactions (reported as financing) (Note 9)	86	0	0
Net gain on sale of assets	(2)	(81)	(5)
Stock-based incentive compensation expense	5	7	4
Net equity loss from unconsolidated affiliate	4	5	7
Reversal of reserves recorded in purchase accounting (Note 7)	0	0	(34)
Impairment of land	0	0	34
Impairment of assets related to mining operations (Note 3)	9	0	0
Other, net	2	13	2
Changes in operating assets and liabilities:
Affiliate accounts receivable/payable — net	(4)	5	45
Accounts receivable — trade	175	258	(104)
Impact of accounts receivable securitization program (Note 8)	0	(383)	(33)
Inventories	(23)	(6)	(32)
Accounts payable — trade	(126)	(149)	(141)
Commodity and other derivative contractual assets and liabilities	(33)	(44)	(64)
Margin deposits - net	540	132	248
Other — net assets	(27)	20	(4)
Other — net liabilities	91	(302)	(51)
Cash provided by operating activities	1,236	1,257	1,384
Cash flows - financing activities:
Issuances of long-term debt (Note 9)	1,750	353	522
Repayments/repurchases of long-term debt/securities (Note 9)	(1,408)	(647)	(279)
Net short-term borrowings under accounts receivable securitization program (Note 8)	8	96	0
Increase (decrease) in other short-term borrowings (Note 9)	(455)	172	53
Notes due to affiliates	0	34	0
Decrease in income tax-related note payable to Oncor	(39)	(37)	(35)
Contributions from noncontrolling interests	16	32	48
Debt amendment, exchange and issuance costs and discounts, including third-party fees expensed	(843)	(13)	(35)
Other, net	(2)	37	5
Cash provided by (used in) financing activities	(973)	27	279
Cash flows - investing activities:
Notes due from affiliates	346	(503)	(822)
Capital expenditures	(530)	(796)	(1,324)
Nuclear fuel purchases	(132)	(106)	(197)
Reduction of restricted cash related to letter of credit facility (Note 19)	188	0	115
Other changes in restricted cash	(96)	(33)	3
Proceeds from sales of assets	49	141	41
Proceeds from sales of environmental allowances and credits	10	12	19
Purchases of environmental allowances and credits	(17)	(30)	(19)
Proceeds from sales of nuclear decommissioning trust fund securities	2,419	974	3,064
Investments in nuclear decommissioning trust fund securities	(2,436)	(990)	(3,080)
Money market fund redemptions	0	0	142
Other, net	9	(7)	10
Cash used in investing activities	(190)	(1,338)	(2,048)
Net change in cash and cash equivalents	73	(54)	(385)
Effect of consolidation of VIE	0	7	0
Cash and cash equivalents - beginning balance	47	94	479
Cash and cash equivalents - ending balance	$ 120	$ 47	$ 94